34. COLLATERALS COMMITTED WITH THIRD PARTIES (Details) - Viña Concha y Toro - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Instituto de Desarrollo Agropecuario
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	$ 1,193	$ 1,193
Direct collateral due in 1 year	1,193
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Instituto de Desarrollo Agropecuario
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	2,006	2,006
Direct collateral due in 1 year	2,006
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Ministerio de Obras Públicas
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	1,225	0
Direct collateral due in 1 year	1,225
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Comisión Nacional de Investigación Científica y Tecnológica
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	20,850	0
Direct collateral due in 1 year	20,850
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	0
Comite Innova Chile
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	11,132	1,472,834
Direct collateral due in 1 year	0
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	11,132
Comite Innova Chile
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	371,080	0
Direct collateral due in 1 year	0
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	371,080
Comite Innova Chile
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	12,000	0
Direct collateral due in 1 year	0
Direct collateral due in 2 years	12,000
Direct collateral due in over 3 years	0
Comite Innova Chile
DisclosureOfCollateralsLineItems [Line Items]
Direct collateral balances pending	280,000	$ 0
Direct collateral due in 1 year	0
Direct collateral due in 2 years	0
Direct collateral due in over 3 years	$ 280,000